The Millicom Group - A.2.2. Material Joint Ventures - Honduras and Guatemala (Details) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Nov. 12, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Jan. 27, 2022	Dec. 31, 2020
Disclosure of joint ventures [line items]
Revenue		$ 5,661	$ 5,624	$ 4,261
Operating profit (loss)		826	915	619	[1]
Financial income (expenses), net		(684)
Profit before taxes from continuing operations		175	238	728	[1]
Tax expense		(424)	(222)	(158)	[1]
Net profit (loss) for the year		(245)	129	542	[1]
Total non-current assets (excluding goodwill)		12,601	12,133
Total non-current liabilities		8,742	8,445
Carrying value of investment in joint venture		576	590
Cash and cash equivalents		775	1,039	895			$ 875
Debt and financing – non-current		6,476	6,624
Debt and financing – current		221	180
Net cash from operating activities		1,223	1,284	956
Net cash from (used in) investing activities		(1,116)	(1,104)	(2,703)
Net cash from (used in) financing activities		(377)	(1)	1,777
Exchange impact on cash and cash equivalents, net		6	(11)	(10)
Net increase (decrease) in cash and cash equivalents		(264)	168	20
Guatemala joint ventures
Disclosure of joint ventures [line items]
Percentage of controlling interest acquired	45.00%
Honduras joint ventures
Disclosure of joint ventures [line items]
Revenue		612	586	589
Depreciation and amortization		(105)	(112)	(124)
Operating profit (loss)		124	111	99
Financial income (expenses), net		(28)	(29)	(34)
Profit before taxes from continuing operations		95	80	62
Tax expense		(32)	(31)	(22)
Net profit (loss) for the year		63	49	40
Results for the year		42	32	27
Dividends and advances paid to Millicom		63	9	0
Total non-current assets (excluding goodwill)		429	404	473
Total non-current liabilities		440	384	362
Total current assets		200	182	176
Total current liabilities		223	220	305
Total net assets		$ (35)	$ (17)	$ (18)
Group's share in %		66.70%	66.70%	66.70%
Group's share in USD millions		$ (23)	$ (12)	$ (12)
Goodwill and consolidation adjustments		600	601	608
Carrying value of investment in joint venture		576	590	596
Cash and cash equivalents		47	27	39
Debt and financing – non-current		394	334	267
Debt and financing – current		28	23	73
Net cash from operating activities		162	162	166
Net cash from (used in) investing activities		(94)	(109)	(89)
Net cash from (used in) financing activities		(48)	(64)	(98)
Net increase (decrease) in cash and cash equivalents		$ 21	$ (12)	$ (21)
Guatemala joint ventures
Disclosure of joint ventures [line items]
Percentage of controlling interest acquired	45.00%					45.00%
Revenue	$ 1,379
Depreciation and amortization	(282)
Operating profit (loss)	462
Financial income (expenses), net	(40)
Profit before taxes from continuing operations	432
Tax expense	(99)
Net profit (loss) for the year	333
Results for the year	183
Dividends and advances paid to Millicom	13
Net cash from operating activities	611
Net cash from (used in) investing activities	(192)
Net cash from (used in) financing activities	(406)
Exchange impact on cash and cash equivalents, net	1
Net increase (decrease) in cash and cash equivalents	$ 13

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.